UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate Investment Portfolio Fidelity® Real Estate Investment Portfolio : FRESX

This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 65	0.64%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially in health care. Stock picks in real estate services also boosted the fund's relative performance, as did an underweight in timber.
•The top individual relative contributor was an overweight in Ventas (+27%), one of the fund's largest holdings this period. Avoiding Alexandria Real Estate Equities, an index component that returned -31%, helped as well. Outsized exposure to CBRE (+37%), which was among the fund's biggest holdings, was another plus.
•In contrast, the biggest detractor from performance versus the real estate index was stock selection in the retail group. Picks and an overweight in industrial also hampered the fund's result, in addition to an underweight in health care.
•The biggest individual relative detractor was an overweight in Americold Realty Trust (-44%), though we increased our investment this period. Not owning Simon Property Group, an index component that gained 12%, also hurt. A larger-than index position in Prologis (-12%) pressured performance as well. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the self-storage industry and a higher allocation to other specialized real estate stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Investment Portfolio	3.17%	5.80%	5.44%
MSCI US IMI Real Estate 25/50 Linked Index	2.63%	5.87%	3.87%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,156,139,782
Number of Holdings	44
Total Advisory Fee	$19,488,780
Portfolio Turnover	35%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.6
Industrial REITs	15.6
Retail REITs	15.4
Residential REITs	13.7
Health Care REITs	11.2
Real Estate Management & Development	8.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	9.9
Prologis Inc	9.2
Equinix Inc	7.7
Welltower Inc	7.5
Kimco Realty Corp	4.5
Digital Realty Trust Inc	4.2
NNN REIT Inc	4.2
UDR Inc	4.0
Public Storage Operating Co	4.0
CBRE Group Inc Class A	3.9
59.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913431.101    303-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® International Real Estate Fund Fidelity® International Real Estate Fund : FIREX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 90	0.88%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® International Real Estate Fund	4.58%	0.34%	3.01%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	1.72%
MSCI EAFE Index	13.08%	10.59%	6.37%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913454.101    1368-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class Z : FIKLX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 80	0.78%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.66%	0.49%	2.05%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	0.70%
MSCI EAFE Index	13.08%	10.59%	7.30%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913459.101    3301-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class M : FIRTX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.43%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	0.33%	-0.91%	2.07%
Class M (without 3.50% sales charge)	3.97%	-0.20%	2.44%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	1.72%
MSCI EAFE Index	13.08%	10.59%	6.37%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913457.101    1854-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class I : FIRIX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.90%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	4.58%	0.37%	3.08%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	1.72%
MSCI EAFE Index	13.08%	10.59%	6.37%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913458.101    1855-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class C : FIRCX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 196	1.93%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	2.53%	-0.69%	2.12%
Class C	3.53%	-0.69%	2.12%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	1.72%
MSCI EAFE Index	13.08%	10.59%	6.37%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913456.101    1853-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® International Real Estate Fund Fidelity Advisor® International Real Estate Fund Class A : FIRAX

This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.18%
What affected the Fund's performance this period?

•A broad-based rally in global equity markets contributed to the strong performance of international real estate stocks for the 12 months ending July 31, 2025, partly attributable to rising foreign currencies versus the U.S. dollar and lower interest rates.
•Against this backdrop, security selection in Europe ex U.K., along with stock picks and an underweight in Asia Pacific ex Japan detracted from the fund's performance versus the FTSE EPRA/NAREIT Developed Ex North America Index for the fiscal year.
•By industry, the primary detractors from performance versus the real estate index were picks and an underweight in real estate operating companies. Also hurting our result were overweights in the multi-family residential and self-storage groups.
•The biggest individual relative detractor was an overweight in Big Yellow (-17%). The stock was among our biggest holdings. The second-largest relative detractor was an underweight in Sun Hung Kai Properties (+44%). The stock was not held at period end. An underweight in Link Real Estate Investment Trust (+42%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in Europe ex U.K., primarily in Italy, and a non-index allocation to Canada contributed to the fund's performance versus the real estate index.
•By industry, the biggest relative contributor to performance was stock picking in internet services & infrastructure. Security selection in real estate development also boosted the fund's relative performance. Also contributing to our result was an overweight in health care.
•The top individual relative contributor was our stake in Sunevision Holdings (+159%). The stock was not held at period end. A second notable relative contributor was an underweight in Mitsui Fudosan (-12%). The stock was not held at period end. Another notable relative contributor was an underweight in Segro (-24%). The stock was not held at period end.
•Notable changes in geographic positioning include increased exposure to Belgium and a lower allocation to the United States. By industry, meaningful shifts included increased exposure to real estate operating companies and a lower allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-1.80%	-1.12%	2.13%
Class A (without 5.75% sales charge)	4.19%	0.06%	2.73%
FTSE® EPRA℠/NAREIT® Developed ex North America Index	10.95%	2.03%	1.72%
MSCI EAFE Index	13.08%	10.59%	6.37%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$324,780,846
Number of Holdings	75
Total Advisory Fee	$2,572,880
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Real Estate Management & Development	41.1
Specialized REITs	11.7
Residential REITs	11.2
Industrial REITs	10.2
Health Care REITs	5.9
Diversified REITs	3.4
Household Durables	3.3
Retail REITs	2.8
Health Care Providers & Services	2.6
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.0
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.7
Australia - 14.1
United Kingdom - 10.2
Singapore - 9.3
Belgium - 7.1
United States - 7.0
France - 4.9
Hong Kong - 4.9
Germany - 4.8
Others - 17.0

TOP HOLDINGS (% of Fund's net assets)
Wing Tai Holdings Ltd	4.9
Ingenia Communities Group unit	3.6
National Storage REIT unit	3.6
Arena REIT unit	3.2
Advance Residence Investment Corp	3.2
Big Yellow Group PLC (The)	3.2
Stockland unit	3.1
Tosei Corp	3.1
Health Care & Medical Investment Corp	3.0
Parkway Life Real Estate Investment Trust	2.9
33.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913455.101    1851-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Select Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International Real Estate Fund and Fidelity Real Estate Investment Portfolio (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$46,100	$-	$9,500	$800
Fidelity Real Estate Investment Portfolio	$39,700	$-	$8,900	$700

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Real Estate Fund	$43,600	$-	$9,700	$1,100
Fidelity Real Estate Investment Portfolio	$38,000	$-	$9,100	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,452,100	$4,969,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Real Estate Investment Portfolio

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Investment Portfolio
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Real Estate - 99.6%
Health Care REITs - 11.2%
Ventas Inc	1,742,254	117,044,624
Welltower Inc	1,425,240	235,264,367
		352,308,991
Industrial REITs - 15.6%
Americold Realty Trust Inc	4,164,000	66,957,120
Prologis Inc	2,696,715	287,955,228
STAG Industrial Inc Class A	2,694,500	92,502,185
Terreno Realty Corp	810,700	44,985,743
		492,400,276
Real Estate Management & Development - 8.1%
CBRE Group Inc Class A (a)	794,100	123,673,134
Compass Inc Class A (a)	4,296,200	34,111,828
CoStar Group Inc (a)	315,300	30,013,407
Jones Lang LaSalle Inc (a)	143,300	38,742,588
Zillow Group Inc Class C (a)	371,400	29,544,869
		256,085,826
Residential REITs - 13.7%
American Homes 4 Rent Class A	1,863,500	64,644,815
Camden Property Trust	388,300	42,402,360
Elme Communities	526,000	7,932,080
Equity LifeStyle Properties Inc	36,974	2,215,482
Equity Residential	1,531,400	96,784,480
Invitation Homes Inc	1,585,200	48,586,380
Mid-America Apartment Communities Inc	88,800	12,647,784
Sun Communities Inc	244,563	30,333,149
UDR Inc	3,253,041	127,811,981
		433,358,511
Retail REITs - 15.4%
Acadia Realty Trust	770,500	14,423,760
Curbline Properties Corp	278,050	6,144,905
FrontView REIT Inc	552,985	6,508,633
InvenTrust Properties Corp	404,300	11,146,551
Kimco Realty Corp	6,736,190	143,009,314
Macerich Co/The	1,846,600	30,856,686
NNN REIT Inc	3,227,000	133,146,020
Phillips Edison & Co Inc	775,800	26,214,282
Regency Centers Corp	501,100	35,778,540
SITE Centers Corp	524,925	5,653,442
Tanger Inc	713,100	21,407,262
Urban Edge Properties	2,680,400	52,857,488
		487,146,883
Specialized REITs - 35.6%
American Tower Corp	1,485,000	309,459,150
CubeSmart	739,400	28,770,054
Digital Realty Trust Inc	759,000	133,917,960
Equinix Inc	307,500	241,439,775
Extra Space Storage Inc	139,440	18,735,158
Four Corners Property Trust Inc	1,226,700	30,961,908
Iron Mountain Inc	1,024,800	99,774,528
Lamar Advertising Co Class A	347,200	42,445,200
Public Storage Operating Co	461,700	125,554,698
SBA Communications Corp Class A	281,283	63,209,916
Weyerhaeuser Co	1,070,100	26,806,005
		1,121,074,352
TOTAL REAL ESTATE		3,142,374,839

TOTAL COMMON STOCKS (Cost $2,475,300,704)		3,142,374,839

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $11,778,890)	4.33	11,776,534	11,778,890

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,487,079,594)	3,154,153,729
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,986,053
NET ASSETS - 100.0%	3,156,139,782

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,028,135	446,386,109	461,635,354	941,447	-	-	11,778,890	11,776,534	0.0%
Fidelity Securities Lending Cash Central Fund	-	66,135,212	66,135,212	10,494	-	-	-	-	0.0%
Total	27,028,135	512,521,321	527,770,566	951,941	-	-	11,778,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	3,142,374,839	3,142,374,839	-	-

Money Market Funds	11,778,890	11,778,890	-	-
Total Investments in Securities:	3,154,153,729	3,154,153,729	-	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,475,300,704)	$3,142,374,839
Fidelity Central Funds (cost $11,778,890)	11,778,890

Total Investment in Securities (cost $2,487,079,594)		$3,154,153,729
Receivable for investments sold		3,543,987
Receivable for fund shares sold		3,082,269
Dividends receivable		2,554,682
Distributions receivable from Fidelity Central Funds		38,352
Prepaid expenses		624
Other receivables		1,045,233
Total assets		3,164,418,876
Liabilities
Payable for investments purchased	$4,307,046
Payable for fund shares redeemed	1,673,900
Accrued management fee	1,662,867
Deferred Trustees payable	589,516
Other payables and accrued expenses	45,765
Total liabilities		8,279,094
Net Assets		$3,156,139,782
Net Assets consist of:
Paid in capital		$2,400,965,596
Total accumulated earnings (loss)		755,174,186
Net Assets		$3,156,139,782
Net Asset Value, offering price and redemption price per share ($3,156,139,782 ÷ 80,500,885 shares)		$39.21
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$89,152,724
Income from Fidelity Central Funds (including $10,494 from security lending)		951,941
Total income		90,104,665
Expenses
Management fee	$19,488,780
Custodian fees and expenses	31,550
Independent trustees' fees and expenses	12,072
Registration fees	229,792
Audit fees	55,027
Legal	2,297
Interest	1,452
Miscellaneous	12,010
Total expenses before reductions	19,832,980
Expense reductions	(4,508)
Total expenses after reductions		19,828,472
Net Investment income (loss)		70,276,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	146,175,420
Foreign currency transactions	27,516
Total net realized gain (loss)		146,202,936
Change in net unrealized appreciation (depreciation) on investment securities		(159,028,274)
Net gain (loss)		(12,825,338)
Net increase (decrease) in net assets resulting from operations		$57,450,855
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,276,193	$62,951,047
Net realized gain (loss)	146,202,936	40,826,157
Change in net unrealized appreciation (depreciation)	(159,028,274)	131,154,577
Net increase (decrease) in net assets resulting from operations	57,450,855	234,931,781
Distributions to shareholders	(159,416,642)	(191,622,199)

Share transactions
Proceeds from sales of shares	1,908,819,176	168,716,252
Reinvestment of distributions	128,651,744	177,619,677
Cost of shares redeemed	(1,398,538,220)	(596,877,130)

Net increase (decrease) in net assets resulting from share transactions	638,932,700	(250,541,201)
Total increase (decrease) in net assets	536,966,913	(207,231,619)

Net Assets
Beginning of period	2,619,172,869	2,826,404,488
End of period	$3,156,139,782	$2,619,172,869

Other Information
Shares
Sold	47,386,585	4,605,510
Issued in reinvestment of distributions	3,259,942	4,913,092
Redeemed	(35,396,530)	(16,451,307)
Net increase (decrease)	15,249,997	(6,932,705)

Financial Highlights
Fidelity® Real Estate Investment Portfolio

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.14	$39.16	$47.48	$50.45	$40.16
Income from Investment Operations
Net investment income (loss) A,B	.91	.90	.95	.72	.73
Net realized and unrealized gain (loss)	.35 C	2.78	(5.36)	(1.69)	11.34
Total from investment operations	1.26	3.68	(4.41)	(.97)	12.07
Distributions from net investment income	(.85)	(.92)	(.75)	(.42)	(.75) D
Distributions from net realized gain	(1.34)	(1.79)	(3.15)	(1.58)	(1.02) D
Total distributions	(2.19)	(2.70) E	(3.91) E	(2.00)	(1.78) E
Net asset value, end of period	$39.21	$40.14	$39.16	$47.48	$50.45
Total Return F	3.17%	10.28%	(9.38)%	(2.22)%	31.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.70%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.64%	.69%	.72%	.71%	.73%
Expenses net of all reductions, if any	.64%	.69%	.72%	.71%	.72%
Net investment income (loss)	2.27%	2.47%	2.38%	1.47%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,156,140	$2,619,173	$2,826,404	$5,119,756	$5,732,367
Portfolio turnover rate I	35%	34%	13%	18%	35%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and deferred trustees payable, as applicable.

Fidelity Real Estate Investment Portfolio	$589,516

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, foreign currency transactions, certain corporate actions, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$786,760,858
Gross unrealized depreciation	(120,889,850)
Net unrealized appreciation (depreciation)	$665,871,008
Tax Cost	$2,488,282,721

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,355,158
Undistributed long-term capital gain	$71,284,584
Net unrealized appreciation (depreciation) on securities and other investments	$665,871,008

The tax character of distributions paid was as follows:
	July 31, 2025	July 31, 2024
Ordinary Income	$68,845,889	$ 64,359,222
Long-term Capital Gains	90,570,753	127,262,977
Total	$159,416,642	$ 191,622,199

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	1,678,752,711	1,076,126,690
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate Investment Portfolio	.63

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Investment Portfolio	35,779

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Investment Portfolio	Borrower	11,449,000	4.57%	1,452

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Investment Portfolio	114,317,689	89,143,505	9,624,134
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate Investment Portfolio	3,379
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Investment Portfolio	1,120	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,508.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity Real Estate Investment Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Investment Portfolio (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $152,412,565, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.08% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividend distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $716,189 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 0.01%, 0.25%, and 0% of the dividends distributed in September, and December, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 86.12%, 90.30%, and 100% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Investment Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds and classes within the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.700141.128
REA-ANN-0925
Fidelity® International Real Estate Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® International Real Estate Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 95.0%
	Shares	Value ($)
AUSTRALIA - 14.1%
Real Estate - 14.1%
Diversified REITs - 3.1%
Stockland unit	2,833,697	10,046,273
Real Estate Management & Development - 0.6%
GemLife Communities Pty Ltd unit	721,154	1,974,281
Residential REITs - 3.6%
Ingenia Communities Group unit	3,503,163	11,774,682
Specialized REITs - 6.8%
Arena REIT unit	4,398,097	10,348,772
National Storage REIT unit	7,548,793	11,575,023
		21,923,795
TOTAL AUSTRALIA		45,719,031
BELGIUM - 7.1%
Real Estate - 7.1%
Industrial REITs - 3.7%
Montea NV	105,523	7,887,697
Warehouses De Pauw CVA	161,250	3,776,059
		11,663,756
Real Estate Management & Development - 1.5%
Inclusio SA	250,156	4,881,674
Residential REITs - 1.2%
Xior Student Housing NV (a)(b)	111,925	3,959,593
Xior Student Housing NV rights (c)(d)	108,842	61,969
		4,021,562
Specialized REITs - 0.7%
Shurgard Self Storage Ltd	60,600	2,410,112
TOTAL BELGIUM		22,977,104
BRAZIL - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
LOG Commercial Properties e Participacoes SA	228,233	857,165
CANADA - 2.3%
Health Care - 2.0%
Health Care Providers & Services - 2.0%
Chartwell Retirement Residences	128,100	1,637,306
Sienna Senior Living Inc (b)	379,800	4,906,481
		6,543,787
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
StorageVault Canada Inc (b)	265,200	888,083
TOTAL CANADA		7,431,870
FINLAND - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Kojamo Oyj (d)	204,100	2,594,717
FRANCE - 4.9%
Real Estate - 4.9%
Industrial REITs - 2.4%
ARGAN SA	105,604	7,941,957
Retail REITs - 2.5%
Unibail-Rodamco-Westfield unit	82,800	8,054,444
TOTAL FRANCE		15,996,401
GERMANY - 4.8%
Real Estate - 4.8%
Real Estate Management & Development - 4.8%
Instone Real Estate Group SE (a)(e)	369,476	3,942,390
LEG Immobilien SE	78,101	6,216,738
TAG Immobilien AG	333,432	5,376,643

TOTAL GERMANY		15,535,771
GREECE - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.2%
LAMDA Development SA (d)	100,000	761,180
Retail REITs - 0.3%
Trade Estates Real Estate Investment SA	412,089	797,118
TOTAL GREECE		1,558,298
HONG KONG - 4.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (d)	51,423,000	478,566
Real Estate - 4.8%
Real Estate Management & Development - 4.8%
Great Eagle Holdings Ltd	2,691,541	5,037,400
Hongkong Land Holdings Ltd (Singapore)	408,600	2,468,244
Sino Land Co Ltd	1,930,000	2,224,710
TAI Cheung Holdings Ltd	11,187,116	4,758,813
Wing Tai Properties Ltd	3,692,000	788,479
		15,277,646
TOTAL HONG KONG		15,756,212
IRELAND - 2.4%
Consumer Discretionary - 0.7%
Household Durables - 0.7%
Glenveagh Properties PLC (a)(d)(e)	1,125,159	2,406,275
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	18,100	1,500,638
Real Estate - 1.2%
Residential REITs - 1.2%
Irish Residential Properties Reit PLC	3,426,100	3,816,029
TOTAL IRELAND		7,722,942
ISRAEL - 0.4%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Azorim-Investment Development & Construction Co Ltd	214,573	1,392,634
JAPAN - 20.7%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Kyoritsu Maintenance Co Ltd (b)	104,400	2,513,556
Real Estate - 19.9%
Health Care REITs - 3.0%
Health Care & Medical Investment Corp (b)	12,587	9,603,619
Industrial REITs - 0.6%
LaSalle Logiport REIT	2,000	1,903,579
Real Estate Management & Development - 11.1%
Hulic Co Ltd	865,300	8,252,979
JINUSHI Co Ltd	55,400	869,509
Katitas Co Ltd	334,900	5,615,674
Nomura Real Estate Holdings Inc	1,130,700	6,265,904
Starts Corp Inc	170,400	5,152,452
Tosei Corp	519,100	10,009,552
		36,166,070
Residential REITs - 5.2%
Advance Residence Investment Corp (b)	10,000	10,313,575
Daiwa Securities Living Investment Corporation	9,654	6,540,955
		16,854,530
TOTAL REAL ESTATE		64,527,798

TOTAL JAPAN		67,041,354
MEXICO - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Corp Inmobiliaria Vesta SAB de CV	573,900	1,614,769
NETHERLANDS - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
CTP NV (a)(b)(e)	83,962	1,786,037
NEW ZEALAND - 1.4%
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Ryman Healthcare Ltd (d)	1,324,711	1,947,219
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Auckland International Airport Ltd	350,847	1,556,515
Real Estate - 0.3%
Diversified REITs - 0.3%
Stride Property Group unit	1,302,032	950,014
TOTAL NEW ZEALAND		4,453,748
SINGAPORE - 9.3%
Real Estate - 9.3%
Health Care REITs - 2.9%
Parkway Life Real Estate Investment Trust	3,084,200	9,553,827
Real Estate Management & Development - 6.4%
Singapore Land Group Ltd	2,429,900	4,984,718
Wing Tai Holdings Ltd	15,198,122	15,807,732
		20,792,450
TOTAL SINGAPORE		30,346,277
SPAIN - 1.8%
Consumer Discretionary - 1.2%
Household Durables - 1.2%
Neinor Homes SA (a)(e)	198,798	3,874,910
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Aedas Homes SL (a)(e)	86,384	2,084,997
TOTAL SPAIN		5,959,907
SWEDEN - 4.4%
Real Estate - 4.4%
Real Estate Management & Development - 4.4%
Catena AB	74,300	3,362,352
Dios Fastigheter AB	282,700	1,859,783
Heba Fastighets AB B Shares	1,414,747	4,472,909
John Mattson Fastighetsforetagen AB (d)	155,100	975,984
Logistea AB B Shares	672,900	1,125,939
Stendorren Fastigheter AB B Shares (d)	122,722	2,569,963

TOTAL SWEDEN		14,366,930
SWITZERLAND - 1.7%
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
PSP Swiss Property AG	33,150	5,636,214
UNITED KINGDOM - 10.2%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Rightmove PLC	77,700	840,002
Consumer Discretionary - 1.0%
Household Durables - 1.0%
Barratt Redrow PLC	524,885	2,593,221
Bellway PLC	24,300	799,086
		3,392,307
Real Estate - 8.9%
Industrial REITs - 2.4%
LondonMetric Property PLC	3,028,619	7,639,514
Office REITs - 0.1%
Helical PLC	151,896	454,362
Real Estate Management & Development - 2.6%
Grainger PLC	2,398,415	6,509,144
Harworth Group PLC	807,588	2,015,763
		8,524,907
Specialized REITs - 3.8%
Big Yellow Group PLC (The)	829,000	10,247,505
Safestore Holdings PLC	241,262	2,145,924
		12,393,429
TOTAL REAL ESTATE		29,012,212

TOTAL UNITED KINGDOM		33,244,521
UNITED STATES - 2.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (d)	12,800	1,694,848
Real Estate - 1.5%
Industrial REITs - 1.1%
Prologis Inc	31,900	3,406,282
Specialized REITs - 0.4%
Equinix Inc	1,800	1,413,306
TOTAL REAL ESTATE		4,819,588

TOTAL UNITED STATES		6,514,436
TOTAL COMMON STOCKS (Cost $296,886,338)		308,506,338

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	13,585,715	13,588,431
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	22,162,537	22,164,753
TOTAL MONEY MARKET FUNDS (Cost $35,753,185)			35,753,184

TOTAL INVESTMENT IN SECURITIES - 106.0% (Cost $332,639,523)	344,259,522
NET OTHER ASSETS (LIABILITIES) - (6.0)%	(19,478,676)
NET ASSETS - 100.0%	324,780,846

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $18,054,202 or 5.6% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Non-income producing.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,094,609 or 4.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	20,401,364	195,467,339	202,280,272	298,606	-	-	13,588,431	13,585,715	0.0%
Fidelity Securities Lending Cash Central Fund	35,459,374	147,602,924	160,897,544	38,906	-	(1)	22,164,753	22,162,537	0.1%
Total	55,860,738	343,070,263	363,177,816	337,512	-	(1)	35,753,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	840,002	840,002	-	-
Consumer Discretionary	15,753,096	12,760,974	2,992,122	-
Health Care	8,491,006	6,543,787	1,947,219	-
Industrials	3,057,153	1,500,638	1,556,515	-
Real Estate	280,365,081	123,544,315	156,820,766	-

Money Market Funds	35,753,184	35,753,184	-	-
Total Investments in Securities:	344,259,522	180,942,900	163,316,622	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $21,088,784) - See accompanying schedule:
Unaffiliated issuers (cost $296,886,338)	$308,506,338
Fidelity Central Funds (cost $35,753,185)	35,753,184

Total Investment in Securities (cost $332,639,523)		$344,259,522
Cash		111
Foreign currency held at value (cost $489,867)		489,874
Receivable for investments sold		996,567
Receivable for fund shares sold		76,652
Dividends receivable		1,110,513
Reclaims receivable		1,802,875
Distributions receivable from Fidelity Central Funds		36,008
Prepaid expenses		31
Other receivables		6
Total assets		348,772,159
Liabilities
Payable for investments purchased
Regular delivery	$1,352,018
Delayed delivery	61,969
Payable for fund shares redeemed	139,706
Accrued management fee	215,305
Distribution and service plan fees payable	3,656
Other payables and accrued expenses	53,906
Collateral on securities loaned	22,164,753
Total liabilities		23,991,313
Net Assets		$324,780,846
Net Assets consist of:
Paid in capital		$516,643,714
Total accumulated earnings (loss)		(191,862,868)
Net Assets		$324,780,846

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,388,049 ÷ 1,043,825 shares)(a)		$9.95
Maximum offering price per share (100/94.25 of $9.95)		$10.56
Class M :
Net Asset Value and redemption price per share ($1,313,332 ÷ 133,200 shares)(a)		$9.86
Maximum offering price per share (100/96.50 of $9.86)		$10.22
Class C :
Net Asset Value and offering price per share ($1,026,492 ÷ 106,275 shares)(a)		$9.66
International Real Estate :
Net Asset Value, offering price and redemption price per share ($155,324,317 ÷ 15,345,301 shares)		$10.12
Class I :
Net Asset Value, offering price and redemption price per share ($27,780,189 ÷ 2,758,947 shares)		$10.07
Class Z :
Net Asset Value, offering price and redemption price per share ($128,948,467 ÷ 12,835,217 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$13,215,510
Foreign Tax Reclaims		753,648
Income from Fidelity Central Funds (including $38,906 from security lending)		337,512
Income before foreign taxes withheld		$14,306,670
Less foreign taxes withheld		(1,517,910)
Total income		12,788,760
Expenses
Management fee	$2,572,880
Distribution and service plan fees	43,878
Custodian fees and expenses	45,454
Independent trustees' fees and expenses	1,433
Registration fees	86,045
Audit fees	67,394
Legal	892
Miscellaneous	5,443
Total expenses		2,823,419
Net Investment income (loss)		9,965,341
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,679,437)
Foreign currency transactions	181,059
Total net realized gain (loss)		(6,498,378)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	13,023,617
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	6,515
Total change in net unrealized appreciation (depreciation)		13,030,131
Net gain (loss)		6,531,753
Net increase (decrease) in net assets resulting from operations		$16,497,094
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,965,341	$15,067,132
Net realized gain (loss)	(6,498,378)	(24,272,692)
Change in net unrealized appreciation (depreciation)	13,030,131	9,808,407
Net increase (decrease) in net assets resulting from operations	16,497,094	602,847
Distributions to shareholders	(16,333,476)	(10,710,496)

Share transactions - net increase (decrease)	(161,108,061)	(66,075,665)
Total increase (decrease) in net assets	(160,944,443)	(76,183,314)

Net Assets
Beginning of period	485,725,289	561,908,603
End of period	$324,780,846	$485,725,289

Financial Highlights
Fidelity Advisor® International Real Estate Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.99	$10.12	$11.88	$14.84	$11.74
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.19	.18	.22
Net realized and unrealized gain (loss)	.15	(.23)	(1.52)	(2.39)	3.08
Total from investment operations	.41	.03	(1.33)	(2.21)	3.30
Distributions from net investment income	(.45)	(.16)	(.03)	(.52)	(.20)
Distributions from net realized gain	-	-	(.40)	(.23)	-
Total distributions	(.45)	(.16)	(.43)	(.75)	(.20)
Net asset value, end of period	$9.95	$9.99	$10.12	$11.88	$14.84
Total Return C,D	4.19%	.37%	(11.35)%	(15.76)%	28.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.18%	1.22%	1.25%	1.23%	1.23%
Expenses net of fee waivers, if any	1.18%	1.20%	1.20%	1.22%	1.23%
Expenses net of all reductions, if any	1.18%	1.20%	1.19%	1.22%	1.23%
Net investment income (loss)	2.70%	2.70%	1.91%	1.33%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$10,388	$11,353	$12,875	$16,274	$17,071
Portfolio turnover rate G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$10.01	$11.76	$14.71	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.23	.23	.17	.14	.18
Net realized and unrealized gain (loss)	.15	(.22)	(1.52)	(2.37)	3.05
Total from investment operations	.38	.01	(1.35)	(2.23)	3.23
Distributions from net investment income	(.42)	(.12)	-	(.49)	(.16)
Distributions from net realized gain	-	-	(.40)	(.23)	-
Total distributions	(.42)	(.12)	(.40)	(.72)	(.16)
Net asset value, end of period	$9.86	$9.90	$10.01	$11.76	$14.71
Total Return C,D	3.97%	.15%	(11.60)%	(16.01)%	28.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.43%	1.47%	1.52%	1.53%	1.55%
Expenses net of fee waivers, if any	1.43%	1.45%	1.45%	1.51%	1.55%
Expenses net of all reductions, if any	1.43%	1.45%	1.43%	1.51%	1.54%
Net investment income (loss)	2.45%	2.45%	1.66%	1.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,313	$1,661	$1,967	$2,804	$3,488
Portfolio turnover rate G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$9.75	$11.52	$14.43	$11.43
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.11	.07	.11
Net realized and unrealized gain (loss)	.15	(.22)	(1.48)	(2.32)	3.00
Total from investment operations	.33	(.04)	(1.37)	(2.25)	3.11
Distributions from net investment income	(.37)	(.01)	-	(.43)	(.11)
Distributions from net realized gain	-	-	(.40)	(.23)	-
Total distributions	(.37)	(.01)	(.40)	(.66)	(.11)
Net asset value, end of period	$9.66	$9.70	$9.75	$11.52	$14.43
Total Return C,D	3.53%	(.42)%	(12.03)%	(16.40)%	27.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.93%	1.97%	2.02%	2.02%	2.05%
Expenses net of fee waivers, if any	1.93%	1.95%	1.95%	2.01%	2.05%
Expenses net of all reductions, if any	1.93%	1.95%	1.94%	2.01%	2.04%
Net investment income (loss)	1.95%	1.95%	1.16%	.55%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,026	$1,209	$1,487	$2,087	$3,036
Portfolio turnover rate G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® International Real Estate Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$10.28	$12.06	$15.04	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.29	.29	.22	.22	.26
Net realized and unrealized gain (loss)	.16	(.24)	(1.55)	(2.42)	3.12
Total from investment operations	.45	.05	(1.33)	(2.20)	3.38
Distributions from net investment income	(.47)	(.19)	(.04)	(.54)	(.24)
Distributions from net realized gain	-	-	(.40)	(.24)	-
Total distributions	(.47)	(.19)	(.45) C	(.78)	(.24)
Net asset value, end of period	$10.12	$10.14	$10.28	$12.06	$15.04
Total Return D	4.58%	.60%	(11.19)%	(15.50)%	28.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.88%	.95%	.98%	.95%	.97%
Expenses net of fee waivers, if any	.88%	.94%	.95%	.94%	.97%
Expenses net of all reductions, if any	.88%	.94%	.95%	.94%	.96%
Net investment income (loss)	3.00%	2.95%	2.15%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$155,324	$167,627	$223,674	$316,203	$360,653
Portfolio turnover rate G	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$10.22	$11.98	$14.94	$11.83
Income from Investment Operations
Net investment income (loss) A,B	.29	.29	.22	.22	.27
Net realized and unrealized gain (loss)	.16	(.24)	(1.54)	(2.40)	3.09
Total from investment operations	.45	.05	(1.32)	(2.18)	3.36
Distributions from net investment income	(.46)	(.19)	(.04)	(.54)	(.25)
Distributions from net realized gain	-	-	(.40)	(.24)	-
Total distributions	(.46)	(.19)	(.44)	(.78)	(.25)
Net asset value, end of period	$10.07	$10.08	$10.22	$11.98	$14.94
Total Return C	4.58%	.64%	(11.15)%	(15.46)%	28.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.90%	.92%	.92%	.92%	.90%
Expenses net of fee waivers, if any	.90%	.91%	.91%	.91%	.90%
Expenses net of all reductions, if any	.90%	.91%	.91%	.91%	.90%
Net investment income (loss)	2.98%	2.99%	2.19%	1.64%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$27,780	$38,800	$58,592	$95,002	$290,807
Portfolio turnover rate F	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® International Real Estate Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$10.21	$11.97	$14.93	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.30	.30	.23	.23	.28
Net realized and unrealized gain (loss)	.15	(.23)	(1.53)	(2.39)	3.09
Total from investment operations	.45	.07	(1.30)	(2.16)	3.37
Distributions from net investment income	(.46)	(.22)	(.06)	(.55)	(.26)
Distributions from net realized gain	-	-	(.40)	(.25)	-
Total distributions	(.46)	(.22)	(.46)	(.80)	(.26)
Net asset value, end of period	$10.05	$10.06	$10.21	$11.97	$14.93
Total Return C	4.66%	.78%	(11.01)%	(15.35)%	28.99%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.78%	.80%	.80%	.79%	.81%
Expenses net of fee waivers, if any	.78%	.79%	.80%	.79%	.81%
Expenses net of all reductions, if any	.78%	.79%	.80%	.79%	.81%
Net investment income (loss)	3.10%	3.11%	2.30%	1.76%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$128,948	$265,075	$263,313	$412,765	$324,228
Portfolio turnover rate F	77%	84%	52%	47%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,463,611
Gross unrealized depreciation	(21,297,238)
Net unrealized appreciation (depreciation)	$8,166,373
Tax Cost	$336,093,149

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,769,412
Capital loss carryforward	$(206,862,312)
Net unrealized appreciation (depreciation) on securities and other investments	$8,230,030

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(49,541,531)
Long-term	(157,320,781)
Total capital loss carryforward	$(206,862,312)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$16,333,476	$10,710,496
Long-term Capital Gains	-	-
Total	$16,333,476	$10,710,496

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	249,564,722	406,986,102
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.88
International Real Estate	.88
Class I	.84
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
International Real Estate	.82
Class I	.84
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	26,179	563
Class M	.25%	.25%	7,252	24
Class C	.75%	.25%	10,447	2,135
			43,878	2,722

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	5,769
Class M	85
Class CA	33
5,887

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity International Real Estate Fund	107

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	6,670,055	6,631,715	148,710
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity International Real Estate Fund	387
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International Real Estate Fund	4,007	-	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$495,140	$197,335
Class M	69,353	22,744
Class C	44,420	1,260
International Real Estate	7,468,260	3,991,533
Class I	1,291,772	968,390
Class Z	6,964,531	5,529,234
Total	$16,333,476	$10,710,496
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity International Real Estate Fund
Class A
Shares sold	203,949	149,127	$1,928,724	$1,428,737
Reinvestment of distributions	50,399	20,416	491,979	193,428
Shares redeemed	(347,363)	(305,525)	(3,260,406)	(2,917,719)
Net increase (decrease)	(93,015)	(135,982)	$(839,703)	$(1,295,554)
Class M
Shares sold	4,003	7,276	$37,744	$68,938
Reinvestment of distributions	7,157	2,419	69,353	22,744
Shares redeemed	(45,739)	(38,417)	(427,140)	(358,657)
Net increase (decrease)	(34,579)	(28,722)	$(320,043)	$(266,975)
Class C
Shares sold	23,417	24,850	$214,552	$230,021
Reinvestment of distributions	4,656	135	44,420	1,260
Shares redeemed	(46,370)	(52,923)	(428,816)	(491,721)
Net increase (decrease)	(18,297)	(27,938)	$(169,844)	$(260,440)
International Real Estate
Shares sold	3,303,593	3,126,185	$31,840,134	$30,245,628
Reinvestment of distributions	656,083	376,168	6,492,334	3,615,993
Shares redeemed	(5,138,153)	(8,729,414)	(49,269,704)	(84,573,131)
Net increase (decrease)	(1,178,477)	(5,227,061)	$(10,937,236)	$(50,711,510)
Class I
Shares sold	900,600	1,040,396	$8,351,978	$9,949,967
Reinvestment of distributions	122,981	96,829	1,218,259	924,857
Shares redeemed	(2,112,510)	(3,021,341)	(20,558,133)	(28,769,275)
Net increase (decrease)	(1,088,929)	(1,884,116)	$(10,987,896)	$(17,894,451)
Class Z
Shares sold	900,877	7,081,914	$8,652,902	$67,663,154
Reinvestment of distributions	678,127	531,173	6,678,730	5,058,654
Shares redeemed	(15,101,130)	(7,053,105)	(153,184,971)	(68,368,543)
Net increase (decrease)	(13,522,126)	559,982	$(137,853,339)	$4,353,265
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	25%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Select Portfolios and the Shareholders of Fidelity International Real Estate Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities Fidelity International Real Estate Fund (the "Fund"), a fund of Fidelity Select Portfolios, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $435,347 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 56.00% and 56.96%; Class M designates 58.55% and 61.25%; Class C designates 64.20% and 72.12%; International Real Estate designates 54.12% and 52.46%; Class I designates 55.04% and 54.82%; and Class Z designates 55.20% and 52.09% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 1.16% and 0.57%; Class M designates 1.21% and 0.61%; Class C designates 1.33% and 0.72%; International Real Estate designates 1.12% and 0.52%; Class I designates 1.14% and 0.55%; and Class Z designates 1.14% and 0.52% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Real Estate Fund
Class A	09/16/2024	$0.3307	$0.0205
	12/23/2024	$0.1220	$0.0074
Class M	09/16/2024	$0.3163	$0.0205
	12/23/2024	$0.1134	$0.0074
Class C	09/16/2024	$0.2885	$0.0205
	12/23/2024	$0.0963	$0.0074
International Real Estate	09/16/2024	$0.3422	$0.0205
	12/23/2024	$0.1324	$0.0074
Class I	09/16/2024	$0.3365	$0.0205
	12/23/2024	$0.1267	$0.0074
Class Z	09/16/2024	$0.3355	$0.0205
	12/23/2024	$0.1334	$0.0074

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity International Real Estate Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.20%, 1.45%, 1.95%, 0.95%, 0.80%, and 0.95% through November 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.801328.120
IRE-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025